Pay vs Performance Disclosure - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) and Item 402(v) of Regulation S-K, the table below sets forth information about the relationship between compensation actually paid (“CAP”) to the our principal executive officer ("PEO") and non-PEO NEOs and certain financial performance measures of the Company and how the Company aligns executive compensation with the Company's performance. Included in our historical analysis is the compensation for former NEOs Mr. Teunissen and Mss. Soni and Nelson, who are no longer with the Company. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with Company performance, refer to the “Compensation Discussion and Analysis” section of this proxy statement.

							Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for Mr. Goldberg PEO ($) (2)	Compensation Actually Paid to Mr. Goldberg PEO ($) (3)	Summary Compensation Table Total for Mr. Kaufer PEO ($) (2)	Compensation Actually Paid to Mr. Kaufer PEO ($) (3)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (2)	Average Compensation Actually Paid to Non-PEO NEOs ($) (3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Income (Loss) ($) (in millions)	Adjusted EBITDA ($) (in millions) (6)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2024	10,034,887	1,627,911	—	—	3,804,067	968,040	48.62	158.48	5	339
2023	1,942,733	1,405,194	—	—	2,222,758	1,936,385	70.87	118.93	10	334
2022	14,496,745	13,353,650	497,535	(5,949,665)	3,009,827	749,754	59.18	81.50	20	295
2021	—	—	7,676,612	8,686,111	3,161,228	2,326,196	89.73	134.41	(148)	100
2020	—	—	919,464	(4,013,595)	3,800,054	3,528,452	94.73	137.32	(289)	(51)
(1)
Mr. Goldberg became the PEO on July 1, 2022. Mr. Kaufer served as PEO for a portion of Fiscal 2022 and the entirety of Fiscal 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows: (i) for Fiscal 2024: Messrs. Noonan and Kalvert; (ii) for Fiscal 2023: Messrs. Noonan, Kalvert and Teunissen and Ms. Soni; (iii) for Fiscal 2022: Messrs. Noonan, Kalvert and Teunissen and Mss. Soni and Nelson; (iv) for Fiscal 2021: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson; and (v) for Fiscal 2020: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson.
(2)
Amounts reported in these columns represent: (i) the total compensation reported in the Summary Compensation Table for the applicable fiscal year in the case of our PEOs; and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable fiscal year for our Non-PEO NEOs.
(3)
Amounts reported in these columns represent CAP; adjustments were made to the amounts reported in the Summary Compensation Table for the applicable fiscal year. A reconciliation of the adjustments for our PEOs and the average of the Non-PEO NEOs is set forth in the tables below, which describe the adjustments, each of which is prescribed by the SEC rules, to calculate the CAP amounts from the amounts described in the Summary Compensation Table.
(4)
Total Shareholder Return ("TSR") is cumulative for the measurement periods ending December 31, 2024, 2023, 2022, 2021 and 2020.
(5)
The Company's Peer Group represents the Research Data Group ("RDG") Internet Composite Index, which is a published industry index used by the Company for purposes of compliance with Item 201(e) of Regulation S-K.
(6)
Adjusted EBITDA, a non-GAAP financial measure, is the Company's selected measure. Refer to our 2024 Annual Report for a reconciliation of adjusted EBITDA to Net Income, the most directly comparable financial measure calculated and presented in accordance with US GAAP.

	Mr. Goldberg			Mr. Kaufer
Compensation Actually Paid to PEO	2024 ($)	2023 ($)	2022 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	10,034,887	1,942,733	14,496,745	497,535	7,676,612	919,464
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(8,085,804)	—	(13,025,860)	—	(6,402,979)	—
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	3,375,095	—	11,882,765	—	6,080,847	—
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	(138,605)	(410,526)	—	(3,760,236)	4,048,455	(90,102)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	—	—	(871,802)	(1,720,411)	(3,309,310)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(3,557,662)	(127,013)	—	(1,815,162)	(996,413)	(1,533,647)
Compensation Actually Paid to PEO	1,627,911	1,405,194	13,353,650	(5,949,665)	8,686,111	(4,013,595)

Average Compensation Actually Paid to Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,804,067	2,222,758	3,009,827	3,161,228	3,800,054
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,801,865)	(1,504,585)	(2,049,980)	(2,299,953)	(2,959,675)
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	1,070,653	1,265,320	966,987	1,182,594	3,355,258
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	(67,560)	49,618	103,337	749,321	(331,270)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	(140,175)	(106,930)	(14,848)	(132,578)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(1,037,255)	43,449	(1,173,486)	(452,146)	(203,337)
Average Compensation Actually Paid to Non-PEO NEOs	968,040	1,936,385	749,754	2,326,196	3,528,452

Company Selected Measure Name			Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Mr. Goldberg became the PEO on July 1, 2022. Mr. Kaufer served as PEO for a portion of Fiscal 2022 and the entirety of Fiscal 2021 and 2020. Our Non-PEO NEOs for the applicable years were as follows: (i) for Fiscal 2024: Messrs. Noonan and Kalvert; (ii) for Fiscal 2023: Messrs. Noonan, Kalvert and Teunissen and Ms. Soni; (iii) for Fiscal 2022: Messrs. Noonan, Kalvert and Teunissen and Mss. Soni and Nelson; (iv) for Fiscal 2021: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson; and (v) for Fiscal 2020: Messrs. Kalvert and Teunissen and Mss. Soni and Nelson.

Adjustment To PEO Compensation, Footnote

	Mr. Goldberg			Mr. Kaufer
Compensation Actually Paid to PEO	2024 ($)	2023 ($)	2022 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	10,034,887	1,942,733	14,496,745	497,535	7,676,612	919,464
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(8,085,804)	—	(13,025,860)	—	(6,402,979)	—
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	3,375,095	—	11,882,765	—	6,080,847	—
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	(138,605)	(410,526)	—	(3,760,236)	4,048,455	(90,102)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	—	—	(871,802)	(1,720,411)	(3,309,310)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(3,557,662)	(127,013)	—	(1,815,162)	(996,413)	(1,533,647)
Compensation Actually Paid to PEO	1,627,911	1,405,194	13,353,650	(5,949,665)	8,686,111	(4,013,595)

Non-PEO NEO Average Total Compensation Amount			$ 3,804,067	$ 2,222,758	$ 3,009,827	$ 3,161,228	$ 3,800,054
Non-PEO NEO Average Compensation Actually Paid Amount			$ 968,040	1,936,385	749,754	2,326,196	3,528,452
Adjustment to Non-PEO NEO Compensation Footnote

Average Compensation Actually Paid to Non-PEO NEOs	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total	3,804,067	2,222,758	3,009,827	3,161,228	3,800,054
Deductions for Grant Date Fair Value of Stock Awards and Option Awards reported in Summary Compensation Table	(2,801,865)	(1,504,585)	(2,049,980)	(2,299,953)	(2,959,675)
Addition of Year-End Fair Value Awards Granted in the Applicable Fiscal Year that are Outstanding and Unvested	1,070,653	1,265,320	966,987	1,182,594	3,355,258
Additions (Deductions) for Change in Fair Value of Awards Granted in Prior Fiscal Years' That Vested in the Applicable Fiscal Year	(67,560)	49,618	103,337	749,321	(331,270)
Deduction of Fair Value of Prior Fiscal Years' Awards Forfeited During the Fiscal Year	—	(140,175)	(106,930)	(14,848)	(132,578)
Additions (Deductions) for Change in Fair Value of Prior Fiscal Years' Awards Unvested at Fiscal Year End	(1,037,255)	43,449	(1,173,486)	(452,146)	(203,337)
Average Compensation Actually Paid to Non-PEO NEOs	968,040	1,936,385	749,754	2,326,196	3,528,452

Compensation Actually Paid vs. Total Shareholder Return

The chart below reflects the relationship between our TSR and our Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and non-PEOs for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024. TSR amounts reported in graphs assume an initial fixed investment of $100.00 on January 1, 2020, and that all dividends, if any, were reinvested.

Compensation Actually Paid vs. Net Income			The chart below reflects the relationship between the PEO and average non-PEOs CAP and our Net Income for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024.
Compensation Actually Paid vs. Company Selected Measure			The chart below reflects the relationship between the PEO and average non-PEO NEOs and the Company's Adjusted EBITDA for the years ended December 31, 2020, 2021, 2022, 2023 and 2024.
Total Shareholder Return Vs Peer Group

The chart below reflects the relationship between our TSR and our Peer Group TSR, as well as the relationship between CAP and our TSR for the PEO and non-PEOs for the fiscal years ended December 31, 2020, 2021, 2022, 2023 and 2024. TSR amounts reported in graphs assume an initial fixed investment of $100.00 on January 1, 2020, and that all dividends, if any, were reinvested.

Tabular List, Table

The following is a list of our most important performance measures used by us to link CAP to our NEOs to Company performance for Fiscal 2024. Each metric below is used for purposes of determining payouts under either our annual incentive program or vesting of our PSUs. The performance measures included in this table are not ranked by relative importance.

Adjusted EBITDA

Revenue

Stock Price

Total Shareholder Return Amount			$ 48.62	70.87	59.18	89.73	94.73
Peer Group Total Shareholder Return Amount			158.48	118.93	81.5	134.41	137.32
Net Income (Loss)			$ 5,000,000	$ 10,000,000	$ 20,000,000	$ (148,000,000)	$ (289,000,000)
Company Selected Measure Amount			339,000,000	334,000,000	295,000,000	100,000,000	(51,000,000)
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description			Adjusted EBITDA, a non-GAAP financial measure, is the Company's selected measure. Refer to our 2024 Annual Report for a reconciliation of adjusted EBITDA to Net Income, the most directly comparable financial measure calculated and presented in accordance with US GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name			Revenue
Measure:: 3
Pay vs Performance Disclosure
Name			Stock Price
Mr. Goldberg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,034,887	$ 1,942,733	$ 14,496,745	$ 0	$ 0
PEO Actually Paid Compensation Amount			$ 1,627,911	$ 1,405,194	13,353,650	0	0
PEO Name	Mr. Goldberg		Mr. Goldberg	Mr. Goldberg
Mr. Kaufer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	497,535	7,676,612	919,464
PEO Actually Paid Compensation Amount			0	0	(5,949,665)	$ 8,686,111	$ (4,013,595)
PEO Name		Mr. Kaufer				Mr. Kaufer	Mr. Kaufer
PEO | Mr. Goldberg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,085,804)	0	(13,025,860)
PEO | Mr. Goldberg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,375,095	0	11,882,765
PEO | Mr. Goldberg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,557,662)	(127,013)	0
PEO | Mr. Goldberg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(138,605)	(410,526)	0
PEO | Mr. Goldberg [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Mr. Kaufer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	$ (6,402,979)	$ 0
PEO | Mr. Kaufer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0	6,080,847	0
PEO | Mr. Kaufer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(1,815,162)	(996,413)	(1,533,647)
PEO | Mr. Kaufer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(3,760,236)	4,048,455	(90,102)
PEO | Mr. Kaufer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(871,802)	(1,720,411)	(3,309,310)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,801,865)	(1,504,585)	(2,049,980)	(2,299,953)	(2,959,675)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,070,653	1,265,320	966,987	1,182,594	3,355,258
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,037,255)	43,449	(1,173,486)	(452,146)	(203,337)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(67,560)	49,618	103,337	749,321	(331,270)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ (140,175)	$ (106,930)	$ (14,848)	$ (132,578)